COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,751
2019	4,850
2020	1,206
2021	376
2022 and thereafter	244
Operating Leases, Future Minimum Payments Due, Total	$ 9,427